Other Assets (Tables)	12 Months Ended
Dec. 31, 2024
Other Assets
Schedule of Other Assets

	December 31	December 31
($ millions)	2024	2023
Investments	413	490
Prepaids	171	661
Pension (note 23)	617	207
Other	358	352
	1 559	1 710